Significant accounting policies	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Significant accounting policies
3.	Significant accounting policies
(a)	Business combinations

Business combinations are accounted for using the acquisition method. Goodwill is measured as the excess of the fair value of the consideration transferred over the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured at the acquisition date.

The consideration transferred is measured as the net of the fair values of assets transferred, liabilities assumed, and equity instruments issued by the Company at the acquisition date, including any asset or liability resulting from a contingent consideration arrangement, in exchange of the acquiree.

The obligation to pay the contingent consideration is classified as a liability, and measured as a financial instrument or as a provision.  Changes in fair values that qualify as a measurement period adjustments of preliminary purchase price allocations are adjusted in the current period and such changes are applied on a retroactive basis.

Acquisition costs that the Company incurs in connection with a business combination are recognized in profit or loss as incurred, except for costs associated with the issuance of debt or equity securities.

(b)	Revenue recognition

Revenue from contracts is recognized for each performance obligation either over a period of time or at a point in time, depending on which method reflects the transfer of control of the goods and services underlying the particular performance obligation.

i)	Long-term contracts

Long-term contracts involve made-to-order customized equipment and machines and are generally priced on a fixed fee basis. Under these contracts, the equipment or machines are made to a customer’s specifications and if a contract is terminated by the customer, the Company is entitled to the greater of the amounts invoiced at the termination date and the reimbursement of the costs incurred to date of termination, including a reasonable margin. Agreements that contain multiple deliverables require the Company to determine whether they contain separately identifiable performance obligations and to allocate the consideration received to each performance obligation.

Revenue relating to long-term contracts is recognized over time based on the measure of progress determined by the Company’s efforts or inputs towards satisfying the performance obligation relative to the total expected inputs. The degree of completion is assessed based on the proportion of total costs and/or hours incurred to date, compared to total costs and/or hours anticipated to provide the service under the entire contract, excluding the effects of inputs that do not depict performance, e.g. uninstalled materials. For long-term contracts with uninstalled materials, the Company adjusts the transaction price and recognizes revenue on uninstalled materials to the extent of those costs incurred, i.e. at a zero percent profit margin, when certain conditions are met.

Estimates are required to determine anticipated costs and/or hours on long-term contracts. A provision is made for the entire amount of expected loss, if any, in the period in which they are first determinable.

3.	Significant accounting policies (continued)
(b)	Revenue recognition (continued)
i)	Long-term contracts (continued)

Contract modifications are changes in scope and/or price that are approved by the parties to the contract. Approval may be written, oral or implied by customary business practices, and are legally enforceable. The Company accounts for modifications as a separate contract if the modifications add distinct goods or services that are priced commensurate with stand-alone selling prices or if the remaining goods or services are distinct from those already transferred, otherwise modifications are accounted for as part of the original contract.

Costs and profits in excess of billings on uncompleted contracts and trade receivables are both rights to consideration in exchange for goods or services that the Company has transferred to a customer, however the classification depends on whether such right is only conditional on the passage of time (trade receivables) or if it is also conditional on something else (costs and profits in excess of billings on uncompleted contracts), such as the satisfaction of further performance obligations under the contract. Billings in excess of costs and profits on uncompleted contracts is the cumulative amount received and contractually receivable by the Company that exceeds the right to consideration resulting from the Company’s performance under a given contract.

The costs to obtain long-term contracts such as sale commissions are recognized as Contract assets and recognized as selling expenses over time based on degree of completion of the related contract.

ii)	Sales of goods

Revenue related to sales of goods, which may include powders and spare parts are measured based on the consideration specified in contracts with customers. The Company recognizes revenue at a point in time when it transfers control of the goods to the buyer. This is generally at the time the customer obtains legal title to the product and when it is physically transferred to the custody transfer point agreed with the customer.

iii)	Sale of intellectual property

Sale of intellectual property is recognized at the date the recipient obtains control of the asset. Variable consideration related to the sale of intellectual property is recognized to the extent that it is highly probable that a reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

(c)	Foreign currency translation
i)	Foreign currency transactions

Revenue and expense transactions in foreign currencies are translated into Canadian dollars using the average exchange rates prevailing at the time of the transaction. Foreign currency balances are translated into Canadian dollars at year end exchange rates for monetary items and at historical rates for non-monetary items. Translation gains or losses are included in the determination of net earnings.

ii)	Foreign operations

The assets and liabilities of foreign operations are translated into Canadian dollars using exchange rates prevailing at the end of the reporting period. Revenue and expense items are translated at the average exchange rates for the period. Exchange differences arising from the translation process of foreign operations are recognized as foreign currency translation adjustments in other comprehensive income and accumulated in equity.

3.	Significant accounting policies (continued)
(d)	Cash and cash equivalents

Cash and cash equivalents are financial instruments readily convertible to a known amount of cash and not subject to a significant risk of changes in value. Cash equivalents include instruments with a maturity of three months or less from the date of acquisition and instruments with an original term longer than three months if there is no significant penalty for withdrawal within a three-month period from the date of acquisition.

(e)	Inventory

Inventory is composed of spare parts for resale. Inventory is valued at the lower of cost and net realizable value. The cost of inventory is based on the first-in, first-out principle and comprises all costs of purchases. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and selling costs.

(f)	Deferred income taxes
i)	Current tax

Current tax assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the date of the statements of financial position.

ii) Deferred tax

Deferred tax is provided using the liability method, providing for temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. The temporary difference is not provided for if it arises from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date and whose implementation is expected over the period in which the deferred tax is realized or recovered. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be used.

Deferred tax assets and liabilities are presented as non-current. Assets and liabilities are offset where the entity has a legally enforceable right to offset current tax assets and liabilities or deferred tax assets and liabilities, and the respective assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity or different taxable entities which intend to settle the liabilities and assets on a net basis.

(g)	Earnings (loss) per share

The Company presents basic earnings (loss) per share data for its common shares. Basic loss per share is computed by dividing net earnings (loss) by the weighted average number of common shares outstanding during the year. Diluted loss per share is computed similarly to basic earnings per share, except that the weighted average number of shares outstanding is increased to include shares from the assumed exercise of stock options and share purchase warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding share options and warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the year. Potential shares from all outstanding stock options and share purchase warrants are excluded from the calculation of diluted loss per share as their inclusion is considered anti-dilutive in years when a loss is incurred.

3.	Significant accounting policies (continued)
(h)	Property and equipment

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses if applicable. Cost includes expenditures that are directly attributable to the acquisition of the asset and bringing the asset into operation. Borrowing costs capitalized to asset under development represents the interest expense calculated under the effective interest method and does not include any fair value adjustments of investments designated at fair value through profit and loss. Government assistance and investment tax credits related to the purchase or development of property and equipment are recorded in reduction of the cost. When major parts of an item of property and equipment have different useful lives, they are accounted for separately. Property and equipment are depreciated from the acquisition date over their respective useful life. Depreciation of an asset under construction begins when it is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by the Company.

Depreciation is calculated using the following methods and rates:

Computer equipment	Straight line over 3 years
Machinery and equipment	Straight line over 10 years
Automobiles	Straight line over 7 years
Leasehold improvements	Lesser of the lease term or the useful life (20 years)

Impairment – non-financial assets

The carrying amounts of the Company’s non-financial assets are assessed at each reporting date to determine whether there is an indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Impairment losses recognized in prior periods are assessed at each reporting date as to whether there are any indications that the previously recognized losses may no longer exist or may be decreased. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted prospectively if appropriate.

(i)	Leases

Under IFRS 16, at inception, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease, i.e. the date the underlying asset is available for use.

Right-of-use assets

Right-of-use assets are measured at cost, less any accumulated depreciation and accumulated impairment losses, and adjusted for any remeasurement of lease liabilities. Cost of right-of-use assets is comprised of:

-the initial measurement amount of the lease liabilities recognized.

-any lease payments made at or before the commencement date, less any lease incentives received; and

3.	Significant accounting policies (continued)
(i)	Leases (continued)

Right-of-use assets (continued)

-any initial direct costs incurred; and

-an estimate of costs to dismantle and remove the underlying asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease contract.

Right-of-use assets are depreciated over the shorter period of the lease term and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset based on periods detailed above. The depreciation starts at the commencement date of the lease. Right-of-use assets are assessed for impairment whenever there is an indication that the right-of-use assets may be impaired.

Lease liabilities

Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date over the lease term. The present value of the lease payments is determined using the lessee’s incremental borrowing rate at the commencement date if the interest rate implicit in the lease is not readily determinable. The incremental borrowing rate is a function of the lessee’s incremental borrowing rate, the nature of the underlying asset, the location of the asset, the length of the lease and the currency of the lease contract. Generally, the Company uses the lessee’s incremental borrowing rate for the present value. At the commencement date, lease payments generally include fixed payments, less any lease incentives receivable, variable lease payments that depend on an index (e.g. based on inflation index) or a specified rate, and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising the option to terminate the lease. Lease payments also include amounts expected to be paid under residual value guarantees and the exercise price of a purchase option if the Company is reasonably certain to exercise that option.

Variable lease payments that do not depend on an index or a specified rate are not included in the measurement of lease liabilities but instead are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

After the commencement date, the carrying amount of lease liabilities is increased to reflect the accretion of interest and reduced to reflect lease payments made. In addition, the carrying amount of lease liabilities is remeasured when there is a change in future lease payments arising from a change in an index or specified rate, if there is a modification to the lease terms and conditions, a change in the estimate of the amount expected to be payable under residual value guarantee, or if the Company changes its assessment of whether it will exercise a termination, extension or purchase option. The remeasurement amount of the lease liabilities is recognized as an adjustment to the right-of-use asset, or in the profit and loss statement when the carrying amount of the right- of-use asset is reduced to zero.

Classification and presentation of lease-related expenses

Depreciation charge for right-of-use assets, expenses related to variable lease payments not included in the measurement of lease liabilities and loss (gain) related to lease modifications are allocated in the Company’s profit and loss statement based on their function within the Company, while interest expense on lease liabilities is presented within finance costs.

3.	Significant accounting policies (continued)
(i)	Leases (continued)

Cash flow classification

Lease payments related to the principal portion of the lease liabilities are classified as cash flows from financing activities while lease payments related to the interest portion of the lease liabilities are classified as interest paid within cash flows from financing activities. Lease incentives received are classified as cash flows from investing activities. Variable lease payments not included in the measurement of lease liabilities are classified as cash flows from operating activities.

(j)	Government assistance and investment tax credits

Investment tax credits are comprised of scientific research and experimental development tax credits. Government assistance and investment tax credits are recognized when there is reasonable assurance of their recovery and recorded as a reduction of the related expense or cost of the asset acquired, as applicable. Investment tax credits are subject to the customary approvals by the pertinent tax authorities. Adjustments required, if any, are reflected in the year when such assessments are received.

(k)	Intangible assets and Goodwill

Intangible assets acquired separately are measured at cost on initial recognition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

Identifiable intangible assets acquired in a business combination are recognized separately from goodwill if they meet the definition of an intangible asset and if their fair value can be measured reliably. The cost of these intangible assets equals their acquisition-date fair value.

Subsequent to initial recognition, identifiable intangible assets acquired in a business combination are recorded at cost less accumulated amortization and impairment losses, if they are amortizable, otherwise only at cost net of accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful life of the asset and assessed for impairment whenever there is an indication of impairment. Amortization expense on the intangible assets with finite lives is recognized in the statements of comprehensive loss.

Research costs are charged to comprehensive loss in the year they are incurred, net of related investment tax credits. Development costs are charged to comprehensive loss in the year they are incurred net of related investment tax credits unless they meet specific criteria related to technical, market and financial feasibility in order to be recognized as intangible assets which include:

-the technical feasibility of completing the intangible asset so that it will be available for use or sale;
-the Company has the intention to complete and the ability to use or sell the asset;
-the asset will generate future economic benefits;
-the Company has the resources to complete the asset; and
-ability to measure reliably the expenditure during development.

Costs to establish patents for internally developed technology are considered development costs and are charged to comprehensive loss in the year they are incurred unless they meet specific criteria related to technical, market and financial feasibility. Patent costs include legal and other advisor fees to obtain patents, and patent application fees.

3	Significant accounting policies (continued)
(k)	Intangible assets and Goodwill (continued)

Amortization of the development costs is calculated on a straight-line basis over the remaining useful life of the related patent and begins when development is complete. During the period of development, the asset is tested annually for impairment. Residual values and useful lives are reviewed at each reporting date.

Amortization is calculated on a straight-line basis:

Useful life
Production backlog	30 months
Patents and development costs	1 to 21 years

Goodwill represents the future economic benefits arising from a business combination that are not individually identified and separately recognized. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized, but is tested for impairment annually or if there is an indication of impairment. Impairment losses recognized for goodwill cannot be reversed.

Impairment testing of goodwill, other intangible assets, property and equipment and right-of-use assets

For impairment assessment purposes, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units). As a result, some assets are tested individually for impairment and some are tested at cash-generating unit level. Goodwill is allocated to those cash-generating units that are expected to benefit from synergies of a related business combination and represents the lowest level within the Company at which management monitors goodwill.

Cash-generating units to which goodwill has been allocated are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

The recoverable amount of an asset or cash-generating unit (CGU) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purposes of testing non-financial assets for impairment, management has identified one CGU.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its recoverable amount. Impairment losses are recognized in the statement of comprehensive loss. Impairment losses recognized in respect of the CGU are allocated first to reduce the carrying amount of goodwill allocated to the units, and then to reduce the carrying amounts on a pro-rata basis of the other assets in the unit.

(l)	Employee benefits

Share-based payments

The Company applies a fair value-based method of accounting to all share-based payments. Employee and director stock options are measured at their fair value of each tranche on the grant date and recognized in its respective vesting period. Non-employee stock options are measured when the services are rendered by the consultant at the fair value of the services received, if the fair value can be measured reliably. In the case the fair value of the services cannot be measured reliably, the services are measured indirectly using the fair value of the equity instruments granted. If there are unidentifiable services, then they are measured at grant date. The cost of stock options is presented as share-based payment expense. On the exercise of stock options, share capital is credited for the consideration received and for the fair value amounts previously credited to contributed surplus. The Company uses the Black-Scholes option-pricing model to estimate the fair value of share-based payments.

3.	Significant accounting policies (continued)
(l)	Employee benefits (continued)

Deferred profit-sharing plan

The Company established a yearly Deferred Profit-Sharing Plan (“DPSP”) for all eligible employees who have materially and significantly contributed to the prosperity and profits of the Company. The significance of any contribution of any employee to the prosperity and profits of the Company for purposes of eligibility in the DPSP is determined by the Board of Directors of the Company upon such relevant information as the Board, in its sole discretion, may find relevant. All related persons to the Company are excluded from participating in the DPSP.

For all eligible employees, the Company is required to contribute to the DPSP out of the profits of the Company. The amount of the Company’s contribution will be such amount which, in the opinion of its Board of Directors, is warranted by the profits and overall financial position of the Company. During the year, the Company contributed $Nil to the DPSP ($Nil in 2020). Obligations for contributions to the DPSP are recognized as an employee benefit expense in the statement of comprehensive loss in the periods during which services are rendered by employees.

Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under the short-term incentive plan if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(m)	Equity Instruments

Issuance of equity instruments

Incremental costs directly attributable to the issue of equity-classified shares are recognized as a deduction from the common shares and warrants, net of any tax effects.

Extinguishing financial liabilities with equity instruments

When equity instruments issued to a creditor to extinguish all or part of a financial liability are recognized initially, the Company measures them at the fair value of the equity instruments issued, unless that fair value cannot be reliably measured. If the fair value of the equity instruments issued cannot be reliably measured, then the equity instruments shall be measured to reflect the fair value of the financial liability extinguished.

Contributed surplus

Contributed surplus includes amounts related to equity-settled share-based payments until such equity instruments are exercised or settled, in which case the amounts are transferred to common shares or reversed upon forfeiture if not vested. It also includes the unexercised conversion option at the maturity of the convertible debentures.

(n)	Financial Instruments

Financial assets are classified at amortized cost, fair value through profit or loss (“FVTPL”) or fair value through other comprehensive income (“FVOCI”) based on the Company’s business model for managing the financial assets and the contractual cash flow characteristics of these assets. Assessment and decision on the business model approach used is an accounting judgment.

3.	Significant accounting policies (continued)
(n)	Financial Instruments (continued)

A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The Company includes in this category cash and cash equivalents, trade accounts receivable, other receivables, royalties receivable and deposits.

A financial asset is measured at fair value through profit or loss (“FVTPL”) if:

(a)	Its contractual terms do not give rise to cash flows on specified dates that are solely payments of principal and interest (SPPI) on the principal amount outstanding; or
(b)	It is not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell; or
(c)	At initial recognition, it is irrevocably designated as measured at FVTPL when doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

The Company includes in this category strategic investments in equity instruments.

Changes in fair value of financial liabilities attributable to changes in the entity’s own credit risk are to be presented in other comprehensive income unless they affect amounts recorded in income. All financial liabilities, other than those measured at fair value through profit or loss, are included in the financial liabilities measured at amortized cost. The Company includes in this category accounts payable and accrued liabilities, term loans, and convertible debentures. The balance due on business combination is measured at FVTPL.

Recognition:

The Company recognizes a financial asset or a financial liability when it becomes a party to the contractual provisions of the instrument.

Purchases or sales of financial assets that require delivery of assets within the time frame generally established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e. the date that the Company commits to purchase or sell the asset.

Initial measurement

Financial assets and liabilities (other than financial assets at FVTPL) are measured initially at their fair value plus any directly attributable incremental costs of acquisition or issue.

Financial assets and financial liabilities at FVTPL are recorded in the statement of financial position at fair value. All transaction costs for such instruments are recognized directly in profit or loss.

Subsequent measurement

Financial assets (other than financial assets at FVTPL) are measured at amortized cost using the effective interest method less any allowance for impairment. Gains and losses are recognized in profit or loss when the debt instruments are derecognized or impaired, as well as through the amortization process.

3.	Significant accounting policies (continued)
(n)	Financial Instruments (continued)

Subsequent measurement (continued)

Financial liabilities are measured at amortized cost using the effective interest method except for derivatives and financial liabilities designated at FVTPL. Gains and losses are recognized in profit or loss when the liabilities are derecognized, as well as through the amortization process.

Fair value measurement principles

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Where financial assets and financial liabilities measured at fair value though profit or loss have a quoted price in an active market at the reporting date, the fair value is based on this price. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from a stock exchange and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Securities traded on stock exchanges are stated at market price based on the closing price on the relevant valuation day.

Derecognition

A financial asset is derecognized where the rights to receive cash flows from the asset have expired, or the Company has transferred its rights to receive cash flows from the asset. The Company derecognizes a financial liability when the obligation under the liability is discharged, cancelled or expired.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount reported in the statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Impairment of financial instruments

The Company applies the “expected credit loss” (“ECL”) model to financial assets measured at amortized cost. The Company’s financial assets subject to this impairment model are cash and cash equivalents, trade and other receivables,royalties receivable and deposits.

The trade accounts receivable have no financing component and have maturities of less than 12 months at amortized cost and, as such, the Company applies the simplified approach for expected credit losses (ECLs) to all its trade accounts receivable. Therefore, the Company recognizes a loss allowance based on lifetime ECLs at each reporting date.

The Company’s approach to ECLs reflects a probability-weighted outcome, the time value of money and reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

The Company uses the provision matrix as a practical expedient to measure ECLs on trade receivables, based on days past due for groupings of receivables with similar loss patterns. The provision matrix is based on historical observed loss rates over the expected life of the receivables and is adjusted for forward-looking estimates.

Impairment losses are recognized in profit or loss and reflected in an allowance account presented in reduction of receivables.

3.	Significant accounting policies (continued)
(n)	Financial Instruments (continued)

Write-off

The gross carrying amount of a financial asset is written off when the Company has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.

Compound Financial Instruments

Compound financial instruments issued by the Company comprise convertible debentures that can be converted into common shares at the option of the holder, and the number of shares to be issued does not vary with changes in their fair value.

The component parts of the compound instrument issued by the Company are initially classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument.

At the date the convertible debentures are issued, the liability component is initially recognized at the fair value of similar debt instruments which do not have an equity conversion option. The initial amount of the liability component is determined by discounting the face value of the convertible debentures using a rate of interest prevailing for similar non-convertible instruments at the date of issue for instruments of similar terms and risks. The conversion option classified as the equity component is determined by deducting the amount of the liability component from the gross proceeds. The equity component is recognized net of income tax effects within the other equity account.

Subsequently, the liability component is accounted for at amortized cost and is accreted using the effective interest method, up to the face value of the convertible debentures during the period they are outstanding. Interest expense on the convertible debentures is composed of the interest calculated on the face value of the convertible debentures and a non-cash notional interest representing the accretion of the carrying value of the convertible debentures. The equity component is not remeasured.

The conversion option classified as equity remains in the other equity account until the conversion option is exercised, in which case, the balance recognized in other equity is transferred to share capital. When the conversion option remains unexercised at the maturity date of the convertible debentures, the balance recognized in other equity will be transferred to contributed surplus. No gain or loss is recognized in the consolidated income statement upon conversion or expiration of the conversion option.

Transaction costs related to the issuance of convertible debentures are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in other equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the term of the convertible debentures using the effective interest method.

Effective Interest Method

The effective interest method is a method of calculating the amortized cost of a financial asset/financial liability and of allocating interest income/expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts/payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument, or (when appropriate) a shorter period, to the net carrying amount on initial recognition.

3.	Significant accounting policies (continued)

(o)Future Changes and Amendments to Accounting Standards and Interpretations

i)IAS 1 Presentation of Financial Statements - Accounting Policies

In 2021, the IASB amended IAS 1, Presentation of Financial Statements, to require entities to disclose their material accounting policy information rather than their significant accounting policies. Additional amendments to IAS 1 are made to explain how an entity can identify a material accounting policy. The amendments are effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted.

ii)IAS 1 Presentation of Financial Statements - Classification of Liabilities

The IASB released Classification of Liabilities as Current or Non-current (Amendments to IAS 1), which clarifies the guidance in IAS 1 Presentation of Financial Statements on whether a liability should be classified as either current or non-current relating to the right to defer settlement of the liability for at least twelve months after the reporting date. The amendment is effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted.

iii)IAS 12 Income Taxes

The IASB released Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12). The amendment relates to the recognition of deferred tax when an entity accounts for transactions, such as leases or decommissioning obligations, by recognizing both an asset and a liability. The objective of this amendment is to narrow the initial recognition exemption in paragraphs 15 and 24 of IAS 12, so that it would not apply to transactions that give rise to both taxable and deductible temporary differences, to the extent the amounts recognized for the temporary differences are the same. The amendment is effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted.

iv)IAS 37 Provisions, Contingent Liabilities and Contingent Assets

The IASB released Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37). The amendments specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. Costs to be included comprise the costs that relate directly to the contract, which include both incremental costs of fulfilling the contract and an allocation of other costs that relate directly to fulfilling the contract. The amendment is effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted.

The Company is currently assessing the impact of these future changes and amendments on its consolidated financial statements.